o GOF PA-1
                        SUPPLEMENT DATED FEBRUARY 1, 2005
        TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

                 FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

                          FRANKLIN CAPITAL GROWTH FUND

                         FRANKLIN CUSTODIAN FUNDS, INC.
                              Franklin Growth Fund
                              Franklin Income Fund
                    Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund

                      FRANKLIN FEDERAL TAX-FREE INCOME FUND

                      FRANKLIN GOLD & Precious Metals Fund

                           FRANKLIN HIGH INCOME TRUST
                         Franklin's AGE High Income Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
                    Franklin Floating Rate Daily Access Fund
            Franklin Limited Maturity U.S. Government Securities Fund
                           Franklin Total Return Fund

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                              Mutual Discovery Fund
                              Mutual European Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund

                          FRANKLIN MUTUAL RECOVERY FUND

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                      Franklin Real Estate Securities Fund

                            FRANKLIN STRATEGIC SERIES
                         Franklin Aggressive Growth Fund
                          Franklin Flex Cap Growth Fund
                         Franklin Natural Resources Fund
                       Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund II
                         Franklin Strategic Income Fund
                            Franklin Technology Fund

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                  Franklin Templeton Corefolio Allocation Fund
                Franklin Templeton Founding Funds Allocation Fund
                 Franklin Templeton Perspectives Allocation Fund

                         FRANKLIN TEMPLETON GLOBAL TRUST
                      Franklin Templeton Hard Currency Fund

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    Templeton Foreign Smaller Companies Fund

                         FRANKLIN VALUE INVESTORS TRUST
                     Franklin Balance Sheet Investment Fund
                          Franklin Small Cap Value Fund

                           TEMPLETON CHINA WORLD FUND

                       TEMPLETON DEVELOPING MARKETS TRUST

                              TEMPLETON FUNDS, INC.
                             Templeton Foreign Fund

                        TEMPLETON GLOBAL INVESTMENT TRUST
              Franklin Templeton Non-U.S. Dynamic Core Equity Fund
                      Templeton International (Ex EM) Fund

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND

                           TEMPLETON GROWTH FUND, INC.

                             TEMPLETON INCOME TRUST
                           Templeton Global Bond Fund

I. FOR ALL FUNDS THAT OFFER ADVISOR CLASS AND CLASS Z, REPLACE THE PARAGRAPHS THAT BEGIN WITH "REGISTERED INVESTMENT ADVISORS ON BEHALF OF THEIR CLIENTS INVESTED IN ANY SERIES OF FRANKLIN MUTUAL SERIES FUND INC..."; "REGISTERED INVESTMENT ADVISORS WHO BUY ON BEHALF OF THEIR CLIENTS THROUGH A BROKER-DEALER OR SERVICE AGENT WHO HAS AN AGREEMENT WITH FRANKLIN TEMPLETON DISTRIBUTORS, INC..."; "REGISTERED INVESTMENT ADVISORS WHO BUY THROUGH A BROKER-DEALER OR SERVICE AGENT WHO HAS ENTERED INTO AN AGREEMENT WITH FRANKLIN TEMPLETON DISTRIBUTORS, INC."; AND "BROKER-DEALERS, REGISTERED INVESTMENT ADVISORS OR CERTIFIED FINANCIAL PLANNERS WHO HAVE AN AGREEMENT WITH DISTRIBUTORS...," WITH THE FOLLOWING:

 o A registered investment advisor (RIA) who buys through a broker-dealer or trust company sponsored mutual fund trading platform on behalf of clients who have entered into a comprehensive fee or other advisory fee arrangement with the RIA, provided that the RIA is not an affiliated or associated person of the firm sponsoring the mutual fund trading platform and such broker has entered into an agreement with Distributors that authorizes the sale of Fund shares through the trading platform. Minimum initial investment: $100,000 for an individual client or $250,000 for multiple clients.

               Please keep this supplement for future reference.